Investment Properties - Summary of Investment Properties and Changes in Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 228,984	₩ 185,527
Disposal	0	0
Depreciation	(1,082)	(682)	₩ (493)
Others	10,870	44,139
Endings balance	238,772	228,984	185,527
Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	243,026
Endings balance	256,352	243,026
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(14,020)
Endings balance	(17,558)	(14,020)
Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(22)	(22)
Disposal	0	0
Depreciation	0	1
Others	0	(1)
Endings balance	(22)	(22)	(22)
Investment property - Land
Disclosure of detailed information about investment property [line items]
Beginning balance	210,509
Endings balance	218,041	210,509
Investment property - Land | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	210,509	172,594
Disposal	0	0
Depreciation	0	0
Others	7,532	37,915
Endings balance	218,041	210,509	172,594
Investment property - Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	210,509
Endings balance	218,041	210,509
Investment property - Land | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Land | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Buildings
Disclosure of detailed information about investment property [line items]
Beginning balance	18,475
Endings balance	20,731	18,475
Investment property - Buildings | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	18,497	12,955
Disposal	0	0
Depreciation	(1,082)	(683)
Others	3,338	6,225
Endings balance	20,753	18,497	₩ 12,955
Investment property - Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	32,517
Endings balance	38,311	32,517
Investment property - Buildings | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(14,020)
Endings balance	(17,558)	(14,020)
Investment property - Buildings | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(22)
Endings balance	₩ (22)	₩ (22)